Lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease obligations.
Lease obligations	$ 1,188,769	$ 354,199	$ 689,644	$ 1,072,426
Additions	953,868	12,199
Disposals		(67,787)
Interest on lease liabilities	34,712	53,549	86,470
Interest payments on lease liabilities	(34,712)	(53,549)	(86,470)
Repayment of lease obligations (note 20)	(150,924)	(338,276)	(392,969)
Adjustments		33,869	(3,328)
Foreign exchange difference	31,626	24,550	13,515
Lease obligations, December 31, 2020	$ 1,188,769	$ 354,199	$ 689,644	$ 1,072,426